RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Party [Line Items]
Disclosure of interests in subsidiaries [text block]
The table below sets forth information about the relationship between the parent company and its subsidiaries

				% Ownership interest			% Ownership interest
			Functional	12-31-2024			12-31-2023
ID N°	Company Name	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.630.621-5	Agrícola Ranquillón SpA	Chile	U.S. dollar	-	98.64273	98.64273	-	98.64114	98.64114
77.630.618-5	Agrícola San Carlos SpA	Chile	U.S. dollar	-	99.94839	99.94839	-	99.94839	99.94839
77.630.623-1	Agrícola Santa Emilia SpA	Chile	U.S. dollar	-	99.94839	99.94839	-	99.94839	99.94839
77.630.625-8	Agrícola Santa Isabel SpA	Chile	U.S. dollar	-	99.94839	99.94839	-	99.94839	99.94839
77.630.626-6	Agrícola Siberia SpA	Chile	U.S. dollar	-	98.64273	98.64273	-	98.64114	98.64114
77.630.629-0	Agrícola Trupán SpA (1)	Chile	U.S. dollar	-	-	-	-	98.64114	98.64114
-	Arauco Argentina S.A.	Argentina	U.S. dollar	9.97070	90.00940	99.98010	9.97070	90.00940	99.98010
-	Arauco Australia Pty Ltd.	Australia	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
96.547.510-9	Arauco Bioenergía SpA.	Chile	U.S. dollar	98.00000	1.99897	99.99897	98.00000	1.99897	99.99897
-	Arauco Canada Ltd.	Canada	Canadian dollar	-	99.99911	99.99911	-	99.99911	99.99911
-	Arauco Celulose do Brasil S.A.	Brazil	Brazilian real	-	99.99902	99.99902	-	99.99907	99.99907
-	Arauco Colombia S.A.	Colombia	U.S. dollar	1.47783	98.52042	99.99825	1.47783	98.52042	99.99825
-	Arauco do Brasil S.A.	Brazil	Brazilian real	1.06807	98.93105	99.99912	1.06807	98.93105	99.99912
-	Arauco Europe Cooperatief U.A.	The Netherlands	U.S. dollar	0.25003	99.74895	99.99898	0.44979	99.54919	99.99898
-	Arauco Florestal Arapoti S.A. (2)	Brazil	Brazilian real	-	-	-	-	99.99899	99.99899
-	Arauco Forest Brasil S.A. (2)	Brazil	Brazilian real	-	-	-	8.51901	91.48006	99.99907
-	Arauco Participações Florestais Ltda.	Brazil	Brazilian real	-	99.99907	99.99907	-	99.99907	99.99907
-	Arauco Industria de México, S.A.de C.V.	Mexico	Mexican pesos	-	99.99910	99.99910	-	99.99910	99.99910
-	Arauco Industria de Paineis S.A.	Brazil	Brazilian real	-	99.99912	99.99912	-	99.99912	99.99912
-	Arauco Middle East DMCC.	United Arab Emirates	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco North America, Inc.	United States	U.S. dollar	0.00010	99.99901	99.99911	0.00010	99.99901	99.99911
-	Arauco MS Participações S.A.	Brazil	Brazilian real	8.52667	91.47240	99.99907	0.20000	99.79898	99.99898
-	Arauco Perú S.A.	Peru	U.S. dollar	0.00126	99.99772	99.99898	0.00126	99.99772	99.99898
-	Arauco Pulp Limited.	United Kingdom	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Ventures Limited.	United Kingdom	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Wood (China) Company Limited.	China	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Wood Limited.	United Kingdom	U.S. dollar	12.63126	87.36785	99.99911	12.63126	87.36785	99.99911
-	Araucomex S.A. de C.V.	Mexico	U.S. dollar	0.00050	99.99861	99.99911	0.00050	99.99861	99.99911
-	Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos	0.33333	99.66578	99.99911	0.33333	99.66578	99.99911
96.657.900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos	-	56.83115	56.83115	-	56.83107	56.83107
-	Empreendimentos Florestais Santa Cruz Ltda. (2)	Brazil	Brazilian real	-	-	-	-	99.99907	99.99907
76.869.577-0	E2E SpA	Chile	Chilean pesos	1.00000	98.99861	99.99861	1.00000	98.99861	99.99861
85.805.200-9	Forestal Arauco S.A.	Chile	U.S. dollar	99.94839	-	99.94839	99.94839	-	99.94839
93.838.000-7	Forestal Cholguán S.A.	Chile	U.S. dollar	-	98.64273	98.64273	-	98.64114	98.64114
96.563.550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. dollar	98.01862	1.98036	99.99898	98.01862	1.98036	99.99898
79.990.550-7	Investigaciones Forestales Bioforest SpA	Chile	U.S. Dollar	1.00000	98.94891	99.94891	1.00000	98.94891	99.94891
-	Leasing Forestal S.A.	Argentina	Argentine pesos	-	99.98010	99.98010	-	99.98010	99.98010
76.860.724-9	Lemu Earth SpA	Chile	Chilean Pesos	-	96.36917	96.36917	-	87.65386	87.65386
-	Lemu Global Limited.	United Kingdom	U.S. dollar	-	96.36917	96.36917	-	94.37831	94.37831
-	Lemu Inc.	United States	U.S. dollar	-	96.36917	96.36917	-	94.37831	94.37831
-	Maderas Arauco Costa Rica S.A.	Costa Rica	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
96.510.970-6	Maderas Arauco S.A.	Chile	U.S. dollar	-	99.99860	99.99860	-	99.99860	99.99860
-	Mahal Empreendimentos e Participações S.A.	Brazil	Brazilian real	-	99.99907	99.99907	-	99.99907	99.99907
-	Novo Oeste Gestão de Ativos Florestais S.A.	Brazil	Brazilian real	-	99.99907	99.99907	-	99.99907	99.99907
76.375.371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. dollar	14.47369	85.52544	99.99913	14.47369	85.52544	99.99913
96.637.330-K	Servicios Logísticos Arauco SpA	Chile	U.S. dollar	45.00000	54.99923	99.99923	45.00000	54.99923	99.99923
-	Tecverde Engenharia S.A.	Brazil	Brazilian real	-	89.39060	89.39060	-	89.39060	89.39060
-	Woodaffix, LLC.	United States	U.S. dollar	-	99.99911	99.99911	-	99.99911	99.99911
(1) In May 2024, Forestal Cholguán S.A. sold its subsidiary Agrícola Trupán SpA. to Maderas Arauco S.A., later Agrícola Trupán SpA. merged into Maderas Arauco S.A.
(2) In July 2024, these companies were sold, see note 14.

Disclosure of information about key management personnel [text block]
Key management personnel compensation and redundancy benefits

	January - December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	59,527	76,329	83,266
Per diem compensation to members of the Board of Directors	2,756	2,630	2,432
Termination benefits	2,590	4,647	8,320
Total	64,873	83,606	94,018

Disclosure of transactions between related parties [text block]
Related party receivables, current

		Nature of				12-31-2024	12-31-2023
Name of related party	Tax ID No.	relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Forestal Mininco S.A.	91,440,000-7	Common stockholder	Chile	Chilean pesos	30 days	2	10
Eka Chile S.A.	99,500,140-3	Joint venture	Chile	Chilean pesos	30 days	2,574	2,113
Colbún S.A.	96,505,760-9	Common stockholder	Chile	Chilean pesos	30 days	67	217
Alxar Internacional SpA.	76,879,169-4	Common controlling parent	Chile	Chilean pesos	30 days	42	42
Bioenergías Forestales SpA.	76,188,197-3	Common stockholder	Chile	Chilean pesos	30 days	1	-
Sociedad Efecto Producciones Ltda.	77,131,710-3	Director’s spouse	Chile	Chilean pesos	-	-	9
Parque Eólico Ovejera Sur SpA.	76,839,949-2	Joint venture	Chile	Chilean pesos	-	-	10
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	U.S. dollar	03-30-2025	5,500	-
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	U.S. dollar	30 days	146	-
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	Chilean pesos	-	-	14
EMOAC SpA.	76,208,888-6	Common controlling parent	Chile	Chilean pesos	30 days	15	27
Softys Argentina S.A.	-	Common shareholder of the parent company	Argentina	Argentine pesos	30 days	1,812	174
TOTAL						10,159	2,616

Related party payables, current

		Nature of				12-31-2024	12-31-2023
Name of related party	Tax ID No.	relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Copec S.A.	99,520,000-7	Common controlling parent	Chile	Chilean pesos	30 days	6,196	6,017
Abastible S.A.	91,806,000-6	Common controlling parent	Chile	Chilean pesos	30 days	342	319
Fundación Educacional Arauco	71,625,000-8	Parent company is founder and contributor	Chile	Chilean pesos	30 days	526	444
Bioenergías Forestales SpA.	76,188,197-3	Common stockholder	Chile	Chilean pesos	-	-	5
Red to Green S.A.	86,370,800-1	Common stockholder	Chile	Chilean pesos	-	-	1
Portaluppi, Guzmán y Bezanilla Asesorías Ltda.	78,096,080-9	Common director of cotrolling parent	Chile	Chilean pesos	30 days	14	-
Empresa Nacional de Telecomunicaciones S.A.	92,580,000-7	Common stockholder	Chile	Chilean pesos	30 days	2	7
Servicios Corporativos Sercor S.A.	96,925,430-1	Associate	Chile	Chilean pesos	-	-	14
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	U.S. dollar	30 days	250	-
Vía Limpia SpA.	79,874,200-0	Common controlling parent	Chile	Chilean pesos	-	-	4
Copec Aviation S.A.	96,942,120-8	Joint venture of controlling parent	Chile	Chilean pesos	30 days	4	4
Falcão MS SPE S.A.	-	Associate		Brazilian real	30 days	3,007	-
Agrícola San Gerardo SpA	77,017,167-9	Joint venture	Chile	Chilean pesos	-	-	143
Agrícola Fresno SpA	77,470,229-6	Joint venture	Chile	U.S. dollar	30 days	176	-
Entel PCS Telecomunicaciones S.A.	96,806,980-2	Common stockholder	Chile	Chilean pesos	30 days	46	-
TOTAL						10,563	6,958

Related party payables, non-current

		Nature of				12-31-2024	12-31-2023
Name of related party	Tax ID No.	relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Agrícola Fresno SpA.	77,470,229-6	Joint venture	Chile	U.S. dollar	12-31-2054	4,971	-
Agrícola Fresno SpA.	77,470,229-6	Joint venture	Chile	U.S. dollar	12-31-2027	7,581	7,581
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Annual	13,655	15,400
TOTAL						26,207	22,981

Disclosure of related party transactions related to purchases and sales [text block]
Related party transactions

Purchases and other transactions

		Nature of			Transaction	12-31-2024	12-31-2023	12-31-2022
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91,806,000-6	Common controlling parent	Chile	Chilean pesos	Fuel	4,007	4,033	3,207
Copec S.A.	99,520,000-7	Common controlling parent	Chile	Chilean pesos	Fuel and other	116,465	168,859	92,643
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of the Associate	Chile	U.S. Dollar	Transport, stowage and port services	9,962	17,008	7,643
EKA Chile S.A.	99,500,140-3	Joint Venture	Chile	Chilean pesos	Sodium chlorate	47,046	50,815	41,540
Portaluppi, Guzman y Bezanilla Abogados Ltda.	78,096,080-9	Common director	Chile	Chilean pesos	Legal services	617	1,065	851
Entel PCS Telecomunicaciones S.A.	96,806,980-2	Common Stockholder	Chile	Chilean pesos	Telephone services	656	922	970
Colbún S.A.	96,505,760-9	Common Stockholder	Chile	Chilean pesos	Electrical Power	422	1.187	834
Bionergías Forestales SpA.	76,188,197-3	Common Stockholder	Chile	Chilean pesos	Electrical Power	43	202	-
Woodtech S.A.	76,724,000-7	Indirect associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	747	1.283	1,012
Servicios Corporativos Sercor S.A.	96,925,430-1	Associate	Chile	Chilean pesos	Other purchases	215	215	246
Vía Limpia SpA	79,874,200-0	Common controlling parent	Chile	Chilean pesos	Other purchases	336	280	199

Sales and other transactions

		Nature of			Transaction	12-31-2024	12-31-2023	12-31-2022
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Colbún S.A.	96,505,760-9	Common Stochholder	Chile	Chilean pesos	Electrical Power	841	430	161
EKA Chile S.A.	99,500,140-3	Joint venture	Chile	Chilean pesos	Electrical Power	23,420	23,162	23,539
Fundación Educacional Arauco	71,625,000-8	Parent company is founder and contributor	Chile	Chilean pesos	IT and administrative services	196	226	299
CMPC Pulp S.A.	96,532,330-9	Common Stockholder	Chile	Chilean pesos	Wood and chips	7	6	525
Entel PCS Telecomunicaciones S.A.	96,806,980-2	Common Stockholder	Chile	Chilean pesos	Leases	469	405	289
Cartulinas CMPC S.A.	96,731,890-6	Common Stockholder	Chile	Chilean pesos	Pulp	-	222	-
Softys Chile SpA.	96,529,310-8	Common Stockholder	Chile	Chilean pesos	Pulp	-	782	-
Forestal Mininco SpA.	91,440,000-7	Common Stockholder	Chile	Chilean pesos	Pest control service and other sales	175	441	127
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	U.S. dollar	Other sales	241	294	453
E2E SpA.	76,879,577-0	Joint venture (current subsidiary)	Chile	Chilean pesos	Wood, plywood and boards	-	117	246
EMOAC SPA	76,208,888-6	Indirect subsidiary of controlling parent	Chile	Chilean pesos	Electrical Power	800	2,125	3,272
Softys Argentina S.A.	-	Common Stockholder	Argentina	Argentine pesos	Pulp	10,242	15,534	16,686

Disclosure of related party transactions related to other transactions
Other transactions (loans granted and capital contributions)

		Nature of			Transaction	12-31-2024	12-31-2023	12-31-2022
Name of related party	Tax ID No.	relationship	Country	Currency	descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Falcão MS SPE S.A.	-	Associate	Brasil	Reales	Capital contribution	11,395	23,553	9,664
Agrícola San Gerardo SpA	77,017,167-9	Joint venture	Chile	U.S. dollar	Capital contribution	-	-	136
Agrícola Fresno SpA	77,470,229-6	Joint venture	Chile	Chilean pesos	Capital contribution	12,066	1,509	31,998
Parque Eólico Ovejera Sur SpA.	76,839,949-2	Joint venture	Chile	Chilean pesos	Capital contribution	296	222	118
Sonae S.A.	-	Joint venture	Portugal	Euros	Capital contribution	26,240	-	-
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Issuance of new shares	-	15,400	-
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Capital contribution	-	9,230	-
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Borrowing capitalization	-	1,770	-
E2E SpA.	76,879,577-0	Joint venture (current subsidiary)	Chile	Chilean pesos	Capital contribution	-	5,254	-
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	U.S. dollar	Borrowing capitalization	5,643	-	-
Tecverde Engenharia S.A.	-	Subsidiary of a joint venture	Brazil	U.S. dollar	Borrowing	-	2,668	-
E2E SpA.	76,879,577-0	Joint venture (current subsidiary)	Chile	Chilean pesos	Borrowing	-	537	3,546

Related parties [member]
Disclosure Of Related Party [Line Items]
Disclosure of joint operations [text block]
The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage as specified in the contractual arrangement.

Company Name	Country	Functional currency
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. dollar
Eufores S.A.	Uruguay	U.S. dollar
Forestal Cono Sur S.A.	Uruguay	U.S. dollar
Monte Fresnos S.A.	Uruguay	U.S. dollar
Monte Fresnos A.A.R.L.	Uruguay	U.S. dollar
Ongar S.A.	Uruguay	U.S. dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. dollar
Taurion S.A.	Uruguay	U.S. dollar
Taurion A.A.R.L.	Uruguay	U.S. dollar
Terminal Logística e Industrial M’Bopicuá S.A.	Uruguay	U.S. dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. dollar